Foresight Value Fund
RISK/RETURN
Investment Objective
The primary investment objective of the Fund is long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Foresight Value Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee (Applies only to redemptions within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Foresight Value Fund
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		1.65%
Total Annual Fund Operating Expenses		2.65%
Fee Waiver and/or Expense Reimbursement	[1]	(1.40%)
Net Annual Fund Operating Expenses		1.25%
[1]	The Adviser has contractually agreed to waive all or a portion of its fee and, to extent necessary, reimburse Fund expenses in order to limit the total Fund operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.25% of the Fund's average daily net assets. This agreement will remain in effect for no less than one year if approved annually by the Board of Directors.

Example

The following example is intended to help in comparing the cost of investing in the Fund with the cost of investing in other mutual funds and assumes:

·$10,000 is invested in the Fund for the time periods indicated and then all shares are redeemed at the end of these periods.

·The investment has a 5% return each year.

·The Fund's total operating expenses remain costant at 1.25% for the first year and at 2.65% for subsequent years.

Investor's actual costs may be higher or lower than those indicated below.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Foresight Value Fund	128	680	1,279	2,871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 155% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective while limiting downside risk by investing in a portfolio typically consisting of fifteen to thirty common stocks that Foresight Asset Management, LLC, the Fund's Investment Adviser (the "Adviser"), believes to be undervalued. The Adviser considers a company undervalued when its equity trades at prices that value the company significantly less than what the Adviser believes to be its intrinsic or underlying business value. The intrinsic value of a company is the greater of either its value as a going concern, or the value that would be realized if operations were terminated and all assets sold.

Principal Investment Risks

There are certain risks associated with investing in the Fund. Common to these risks is the possibility that the Fund's share price may decline,

so when you sell your shares you may lose money. The principal risks are as follows:

· As with all equity funds, the Fund's share price may decline in value due to a decline in the overall stock market, weakness in a particular sector or events that adversely affect a specific company in which the Fund owns stock. A decline in a single holding will have a greater impact on the overall value of the Fund than it would if the Fund were more diversified, that is, if it held a greater number of securities.

· There is the possibility that a security the Fund holds and believes to be undervalued may not have its intrinsic value recognized by the market for long periods of time, or the Fund may have been mistaken in its intrinsic value analysis. In either case the Fund might not perform as well as certain market indices or other funds, particularly when performance is measured over short time intervals.

· As is the case for any mutual fund, the Fund may not succeed in achieving its investment objective.

Performance Information

The bar chart below and performance table that follows give some indication of the risk of an investment in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's total return for one year and since its inception date to that of a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

The Fund can experience short-term performance swings, as evidenced by the best and worst calendar quarter returns during the period depicted.

Returns are based on changes in principal value, reinvested dividends and capital gains distributions, if any. The S&P 500 index is an unmanaged,

capitalization-weighted index of the common stocks of 500 major U.S. corporations.  Returns for the S&P 500 index do not include expenses, which are deducted from Fund returns, or taxes.

Year Ended December 31

During the periods shown, the highest return for a quarter was 45.86% (2nd quarter, 2009) and the lowest return was -46.78% (4th quarter, 2008).

Average Annual Total Returns
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Foresight Value Fund	(18.79%)	(9.77%)	(2.78%)	Jan. 15, 2004
Foresight Value Fund After Taxes on Distributions	(18.79%)	(10.10%)	(3.20%)
Foresight Value Fund After Taxes on Distributions and Sales	(15.97%)	(7.89%)	(1.02%)
Foresight Value Fund Benchmark S&P 500 Index	2.11%	(0.25%)	3.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.